Financial risk management - Credit Risk (Details)	12 Months Ended
Dec. 31, 2025
Financial risk management
Contractual payment term	60 days
Minimum
Financial risk management
Percentage of trade receivables outstanding	0.05%
Credit period of crypto asset receivables	2 days
Maximum
Financial risk management
Percentage of trade receivables outstanding	9.00%
Credit period of crypto asset receivables	365 days